Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 3 – BUSINESS COMBINATIONS

Business combinations in 2018 :

On August 27, 2018, the Company completed the acquisition of 100% equity interest in Superengine, to complement its businesses and achieve synergies. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

August 31, 2018
Purchase consideration	$60,000,000

Net assets acquired,
Cash	612,692
Deposit and other receivables (current)	615,424
Accounts receivable	238,324
Prepayment	1,176
Deposit and other receivables (non-current)	99,066
Property, plant and equipment	41,435
Intangible assets	54,575,027
Short term borrowing	(117,238)
Receipt in advance	(138,860)
Wages payable	(84,537)
Tax payable	(14,637)
Other payable	(316,536)

Goodwill	4,488,664

Goodwill, which is non-deductible for tax purpose, is primarily attributable to the synergies expected to be achieved from the acquisition. Refer to Note 10 for details.

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third-party valuation firm. The valuation report considered generally accepted valuation methodologies such as the relief from royalty method. As the acquiree is a private company, the fair value estimate is based on significant inputs that market participants would consider, which mainly include (a) discount rates, (b) a projected terminal values based on future cash flows (c) financial multiples of companies in the same industries and (d) adjustments for lack of control or lack of marketability.

The pro forma results of operations for these subsidiaries have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate.

Business combinations in 2020:

On December 4, 2020, the Company completed the acquisition of a 67.36% equity interest in Botbrain, to complement its businesses and achieve synergies. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

December 4, 2020
Purchase consideration	$2,510,229

Net assets acquired,
Cash	1,016
Accounts receivable	129,877
Prepayment	15,500
Other receivables	115,625
Property, plant and equipment	11,236
Intangible assets	847,181
Short term borrowing	(160,335)
Receipt in advance	(15,608)
Accounts payable	(159,729)
Other payable	(1,180,087)
Deferred tax liabilities	(211,796)
(607,120)
Non-controlling interest	(731,858)
Goodwill	3,849,207

The purchase consideration of $2.5 million (RMB 16.4 million) comprised $1.5 million (RMB 9.6 million) in cash and 1,789,618 shares of common stock of LKCO.

Goodwill, which is non-deductible for tax purpose, is primarily attributable to the synergies expected to be achieved from the acquisition. Refer to Note 10 for details.

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third-party valuation firm. The valuation report considered generally accepted valuation methodologies such as the relief from royalty method. As the acquiree is a private company, the fair value estimate is based on significant inputs that market participants would consider, which mainly include (a) discount rates, (b) a projected terminal values based on future cash flows (c) financial multiples of companies in the same industries and (d) adjustments for lack of control or lack of marketability.

The pro forma results of operations for these subsidiaries have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate.